Trade and Other Receivables (Details) - Schedule of Current Assets - Trade and Other receivables € in Thousands, $ in Thousands	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	[1]	Dec. 31, 2023 EUR (€)
Trade and other receivables:
Government authorities	€ 4,431			€ 4,851
Income receivable	3,357			1,013
Interest receivable	194			221
Advance tax payment	735			1,028
Trade receivable	706			205
Inventory	827			1,170
Loan to others				1,246
Prepaid expenses and other	3,290			1,983
Total Current Assets	13,540	$ 14,481		11,717
Long term receivables
Prepaid expenses associated with long term loans	10,480			9,265
Annual rent deposits	664			656
Loans to others	508			509
Other				16
Total Non Current Assets	€ 11,652			€ 10,446

[1]	Convenience translation into US$ (exchange rate as at June 30, 2024: EUR 1 = US$ 1.069)